AMTRUST VALUE FUND

Prospectus                                     October 31, 1997

PO Box 3467                                      (800) 532-1146
Victoria, TX   77903-3467                        (512) 578-7778

AmTrust Investors, Inc., dba AmTrust Value Fund (the "Fund"), is a no-load, diversified mutual fund that seeks long-term growth of capital. The Fund will invest substantially all of its assets in common stocks of small- and mid-capitalization companies when, in the opinion of its investment advisor, the outlook for such investments is favorable. While investments in companies of this size may present above average risks, the Fund's investment advisor believes that these companies have the potential to achieve long-term earnings growth substantially in excess of the growth of earnings of other companies. When the investment advisor, AmTrust Capital Resources, Inc. (the "Advisor"), believes the prevailing market conditions dictate a conservative position, the Fund may invest its assets in U.S. Government securities and other short-term, interest bearing instruments.

The Fund does not represent itself to be a complete investment program to which prudent investors should commit all of their investment capital nor is it intended for investors whose
principal objective is income or conservation of capital.   The
Fund will sell and redeem its shares at net asset value. The Fund does not impose any sales charge fee to buy shares or redemption charge to redeem shares and does not pay any 12b-1
marketing fees.   There is a $250.00 minimum investment
requirement to open an account.

The Prospectus sets forth concisely the information about the Fund that investors should consider before investing and should be read carefully and retained for future reference.
Additional information about the Fund contained in the Statement of Additional Information dated October 31, 1997, which is filed with the Securities and Exchange Commission ("SEC"), is incorporated by reference in this Prospectus, and is available upon request and without charge by writing or calling the Fund at the address or telephone number shown at the top of this page.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS.   ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction or to any person to whom it is unlawful to make such an offer in such state or other jurisdiction. No person has been authorized to give any information or to make any representation other than those contained in the Prospectus and in the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund or the Advisor.

Page 2
                    Table of Contents

Fee Table................ 2 Dividends and Distributions... 10
Financial Highlights..... 3 How to open an account........ 11
Investment Objective..... 3 How to buy shares............. 12
Investment Restrictions.. 7 How to redeem shares.......... 13
Management of the Fund... 9 Other information............. 15

Fee Table
Shareholder Transaction Expenses

Sales Load imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fees                                            None

Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fee                                            1.50%
12b-1 Fees                                                 None
Other Expenses                                             None
                                                          -----
Total Fund Operating Expenses                             1.50%


Example:                  1 Year    3 Years   5 Years  10 years
You would indirectly pay
the following expenses on
a $1,000 investment,
assuming a 5% annual return,
with or without redemption
at the end of each period.   $15        $48       $83      $183


THE EXPENSES IN THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

The purpose of the preceding table and example is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.
These costs and expenses are described in greater detail under "Advisor Compensation."

Page 3
                       Financial Highlights

The following financial highlight information for a share outstanding throughout each period shown has been audited by the Fund's independent certified public accountant, Michael S. Klingle CPA, whose report thereon was unqualified. This financial highlight information should be read in conjunction with the Fund's financial statements and the notes thereto, which are incorporated by reference into the Statement of Additional Information and the prospectus and appear, along with Mr. Klingle's report on such financial statements, in the Fund's 1997 Annual Report to its shareholders. The annual report is available to shareholders of the Fund without charge by writing to the Fund or calling the Fund at 1-800-532-1146 or
(512) 578-7778.


                                      For the Fiscal Year Ended
                                          6/30/97      6/30/96
Net Asset Value, Beginning of Period   $   10.75    $   10.84
Income From Investment Operations:
  Net investment income (loss)             (0.13)       (0.07)
  Net realized & unrealized
      gains (losses) on securities         (0.66)        0.72
                                           ------        ----
  Total from investment operations         (0.79)        0.65
Less Distributions:
  Distributions from realized gains        (0.35)       (0.74)
                                           ------       ------
Net Asset Value, End of Period            $ 9.61      $ 10.75
                                           ======       ======
Total return for the period                (9.29)%       6.30%

Ratios/Supplemental Data
  Net assets at the end of the period $ 745,668.95 $831,631.77
  Ratio of expenses to average net assets     1.60        1.22
  Ratio of net investment  income (loss)
        to avg net assets                    (1.32)      (0.64)
  Portfolio turnover rate                      33%         87%
  Average commission rate paid per share     .0576       .1035
  Shares outstanding at end of period   79,357.902  77.389.622

                INVESTMENT OBJECTIVE AND POLICIES
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. Realization of current income is not considered an investment objective of the Fund, and any current income realized on the Fund's investments, therefore, will be incidental to the Fund's objective. There can be no assurance that the Fund will, in fact, achieve its objective. The Fund's investment objective may be changed by the Board of Directors without shareholder approval. If there is a change in the Fund's investment objective, shareholders will receive written notice at least 30 days prior to the change becoming effective. Shareholders then should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Page 4
The Fund is subject to certain investment policies and restrictions, described elsewhere in this prospectus and in the Statement of Additional Information, which may not be changed without the approval of the shareholders of the Fund.

ACHIEVING THE OBJECTIVE
The Fund will primarily invest in common stocks of small- to mid- capitalization companies (companies whose market capitalization is less than $1 billion) listed on a national securities exchange or NASDAQ. Although investing in smaller companies may subject the Fund to more risks and add more volatility to the Fund's share price, the Advisor believes that the long-term rewards of these types of investments outweigh their inherent risks (See "Investment Risks"). The Advisor does not have pre-set quotas for the portion or amount of the Fund's assets for investment in small-capitalization companies as compared to mid-capitalization companies. The only preferences concerning portfolio security selection is that only companies whose market capitalization is less than one billion dollars will be considered for further evaluation and investment. However, once a security has been added to the Fund's portfolio, the size of that company will no longer have a bearing on the Advisor's decision to hold or sell that particular security. Investments will be selected particularly on the basis of an evaluation of factors that indicate the fundamental investment value of the security, such as asset value, cash flow, revenues, earnings, debt levels, price-earnings ratios, price-book value ratios, dividend yield, and perceived future growth prospects (an approach known as "value investing"). In particular, the Fund intends to buy stocks that the Advisor feels are undervalued and have future potential for growth which may not be recognized by the market. Although the Fund may invest in securities with low price-earnings ratios relative to the ratios of most major stock indices, that criteria is not paramount in the evaluation of stocks for potential investment. The Fund may own stocks which do not have low price-earnings ratios, but whose fundamental value, in the view of the Advisor, is greater than that reflected by the current market prices of those stocks (an approach known as "growth investing"). However, the Advisor intends primarily to use the "value investing" approach to achieve the Fund's investment objective. The Fund may invest in special situations from time to time. A special situation arises when, in the opinion of the Advisor, the securities of a particular company will be recognized and appreciate in value due to a specific development at that company. Developments creating a special situation might include, among others, a new product or process, management change, or a technological breakthrough. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention and thus not produce an increase in market value.

The Fund may, for temporary, extraordinary or emergency purposes, borrow money in an amount not to exceed 5% of its total assets. If the Fund borrows money, it may grant a security interest in portfolio securities to secure the repayment of the money borrowed.

Page 5
Since the Fund's primary objective is long-term growth of capital, under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in equity securities. The Fund may hold U.S. Government securities or certificates of deposit or put funds on deposit in money market accounts of commercial banks when, in the Advisor's judgment, a defensive position is warranted or so that the Fund may receive a return on its idle cash. If a defensive position is taken by the Advisor, it will only be a temporary deviation from the Fund's primary objective of growth of capital. When the Fund maintains a defensive position, investment income will increase and may constitute a large portion of the return on the Fund, and the Fund probably will not participate in market advances or declines to the extent that it would if it were fully invested.

PORTFOLIO TURNOVER
The Fund intends primarily to purchase securities for capital appreciation. If the Advisor is satisfied with the performance of a security and anticipates continued appreciation, the Fund will generally retain such security. Changes in the portfolio will be made whenever the Advisor believes they are advisable, either as a result of securities in the Fund's portfolio having reached a price objective, or by reason of developments not foreseen at the time of the investment decision. Since investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. However, certain tax rules may restrict the Fund's ability to sell portfolio securities in some circumstances when a security has been held for an insufficient length of time. Increased portfolio turnover necessarily results in correspondingly higher brokerage costs of the Fund and results in realized gains and losses. Each time the Fund realizes gains, there may be tax consequences to shareholders in non-deferred accounts. Also, the increased brokerage costs due to frequent buying and selling by the Fund negatively affects the total return of the Fund's investments. The rate of portfolio turnover for the year ended June 30, 1996 was 87% and for the year ended June 30, 1997 was 33%. It is anticipated that the annual portfolio turnover rate of the Fund will not exceed 100%. A turnover rate of 100% would occur, for example, if all of the securities of the Fund were replaced within one year.

INVESTMENT RISKS
Market Risks: The Fund invests primarily in common stocks, and is, therefore, subject to market risk - the possibility that stock prices generally will decline over short or even extended periods. Historically, the stock market tends to be cyclical, having periods in which stock prices generally rise and periods when stock prices generally decline. The Fund and the net asset value attributable to its shares are subject to this risk. A generally declining market increases the risk that the market prices of the Fund's portfolio securities may decrease even without change in the issuing companies' fundamental financial and business circumstances.

Page 6
The volatility of the market in general may also affect the Fund's performance. This volatility can be demonstrated by looking at historical returns measured by the Standard & Poor's 500 Composite Stock Price Index. Such a review shows that common stocks have provided annual total returns (capital appreciation plus dividend income) averaging +10.7% for each successive 10-year period beginning in 1926 through 1994. The return in individual years during that period has varied from a low of -43.3% to a high of +53.9%, reflecting the short-term volatility of stocks prices. Average return may not be useful for forecasting future returns in any particular period, as stock returns are quite volatile from year to year.

INVESTMENTS IN SMALL CAPITALIZATION COMPANIES: Common stocks of small capitalization companies are the Fund's primary investments. Investments in small capitalization companies, as compared to mid- and large-capitalization companies, may involve greater risks. Smaller capitalization companies may have less resources, more limited product lines, and less depth in management. Less visible companies sometimes have more volatility in the trading of their shares and thus can cause the Fund's share price to be more volatile. Investors should also recognize that smaller capitalization companies may rise or fall in value independently of the broad stock market. Although the Fund will only invest in companies whose market capitalization is less than $1 billion, the average market capitalization of the Fund's portfolio securities will normally be between $100 million and $400 million. For this reason, the Fund is not intended as a complete investment vehicle but rather as an investment for those who are financially able to assume above average risks and share price volatility over time. Since capital appreciation in stocks of small capitalization companies are sometimes slow to materialize, the Fund should be considered as a long-term investment.

FUND MANAGEMENT RISKS: The Advisor manages the Fund according to the traditional methods of "active" investment management, which involves the buying, holding and selling of securities based upon, investment analysis and investment judgment of the Advisor after the analysis of certain financial and economic data. The possibility exists that the Fund's Advisor may fail to achieve its stated objective. The Advisor has been in operation only since the Fund's inception on August 19, 1993. Its officers and directors had no experience in the management of a mutual fund investment portfolio prior to the time of the Fund's inception.

FOREIGN SECURITIES:   The Fund may invest in securities of
foreign companies from time to time. Investors should be aware that investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, and political and economic developments. Securities of some foreign companies, particularly those principally doing business in developing countries, are less liquid and more volatile than securities of comparable domestic companies. The Fund will consider these variables when selecting investments in foreign securities. The Fund does not intend to use investments in foreign stocks as a primary means of achieving the Fund's objective.

Page 7
INVESTMENT RESTRICTIONS
The Fund will not purchase more than 10% of the outstanding voting securities of any one issuer, and will not invest more than 5% of the market value of its total assets in securities of any one issuer (except U.S. Government securities).

Although the Fund has no present plans to limit its size, it will discontinue sales of its shares if the Advisor believes that a further increase in its size may adversely affect its ability to achieve its investment objective by reducing its flexibility in making investments and in effecting portfolio
changes.    In the  event that sales of the Fund's shares to
new shareholders are discontinued, existing shareholders at that time would be permitted to continue to purchase additional shares and to reinvest any dividends or capital gains distributions in additional shares. The Fund reserves the right to recommence sale of shares to new shareholders at any time it may deem appropriate after a discontinuation.

The Fund may invest in the securities of foreign companies when these securities meet its standards of selections. Investments in foreign securities will primarily be made through, but not restricted to, the investment in "closed-end" investment companies (mutual funds) whose assets are primarily invested internationally. The Fund, however, may not invest more than 10% of the Fund's net assets in other investment companies.
See the Statement of Additional Information for further restrictions concerning investments in other investment companies.

DERIVATIVE SECURITIES
The Fund is allowed to invest in put or call options. Options are commonly referred to as "derivative" securities
Prospective investors should be aware that any investment in derivative securities involves a greater risk of monetary loss. The fact that options become valueless upon expiration means that an option holder must not only be correct about the direction of an anticipated price change in the underlying interest, but he must also be correct about when the price change will occur. Thus, if the price of the underlying security does not change in the anticipated direction before the option expires to an extent sufficient to cover the cost of the option, the investor may lose all or a significant part of his investment in the option. The significance of this risk to an option holder depends in large part upon the extent to which the option holder utilizes the leverage of options to control a larger quantity of the underlying security than he could have purchased (or sold) directly for the same amount. Although not to be used as a primary investment strategy, the Advisor may use options as a way to protect (or "hedge") the Fund's portfolio from short-term swings in the market due to investor sentiment. The primary type of option which the Advisor will use is the "index option" which is so named because the value or performance of the option is linked to stock indexes or other financial indicators ("reference indexes"). Prospective investors should be aware that using index options for hedging purposes involves special risks. Unless the securities portfolio of the party using the option exactly mirrors the securities in an underlying index, the portfolio and the index
may respond differently to a given market influence.   Except
where the composition of the securities portfolio to be hedged is very similar to that of an underlying index, index options may best be understood as a means of reducing some but not all of the risks of a securities portfolio position. The Advisor will report on the Fund's activity in derivative securities to the Fund's Board of Directors as necessary. In addition, the board will review the Advisor's policy for investments in derivative securities annually. (See the Statement of Additional Information for basic information concerning the Fund's possible investment in options, including so-called "index" options).

Page 8
ILLIQUID SECURITIES
The Fund will not invest more than 15% of its net assets in illiquid securities, including securities that may or may not be subject to restrictions on their resale. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. Securities which may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities" and will be considered as illiquid securities and thus be subject to the same investment restrictions as illiquid securities. Restricted securities are those securities which are not registered under the Securities Act of 1933 and which are generally issued in small quantities to institutional or individual investors. Restricted securities can be sold only in a privately negotiated transaction or after the filing of a registration statement. The market for such securities is generally illiquid. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. Since its inception, the Fund has not invested in any illiquid security and at the present time does not intend to do so. The Advisor has agreed that before the Fund invests in illiquid securities, specific approval of the board of directors will be requested and the appropriateness of the proposed investment will be determined.

The Fund reserves the right to change any of its policies, practices and procedures described in the Prospectus, including the Statement of Additional information, without shareholder approval except for those instances where shareholder approval is expressly required. The Statement of Additional Information sets forth a number of additional investment restrictions applicable to the Fund.

Page 9
MANAGEMENT OF THE FUND

RESPONSIBILITIES OF BOARD OF DIRECTORS
The Fund's Board of Directors sets the broad policies of the Fund, elects its officers and is responsible for major decisions relating to the Fund's policies and objectives. The Directors review the performance of the Advisor and make assessments as to whether the objectives and policies of the Fund are being met. The Directors will comply with all laws of the State of Texas as relating to the operation of the Fund. Due to the small asset size of the Fund, the independent directors received no compensation for there services during the latest fiscal year ended June 30, 1997.

INVESTMENT ADVISOR
The Fund has an Investment Advisory Agreement with AmTrust
Capital Resources Inc. (referred to herein as the "Advisor"),
PO Box 3467, Victoria, TX 77903-3467.   AmTrust Capital
Resources, Inc. has served as the Fund's Advisor since the
inception of the Fund on August 19, 1993.   Neither the Advisor
nor any of its officers or directors had any prior experience in advising an investment company prior to commencing to advise the Fund. Mr. Jimmy Baker is President and Chairman of the
Board of the Advisor and owns 50% of the outstanding voting stock of the Advisor. As of the date of this prospectus, Mr. Baker has received no compensation for services provided to the Advisor.
No other person owns in excess of 10% of the outstanding stock of the Advisor. Currently, the President is the only individual affecting the day to day management of the Advisor.
Due to these circumstances, the Advisor has insured the life of the President in order to, in the event of his untimely death, assist in the continued management of the Fund.

The Advisor furnishes continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund.

ADVISOR COMPENSATION
Under the Advisory Agreement, the Fund has agreed to compensate the Advisor for its services by the payment of a monthly fee at a specified annual rate, one and one-half percent (1.50%) as of June 30, 1997, of the average daily net asset value of the Fund. The annual rate is based on the previous thirty (30) day moving average of the Fund's net assets beginning at 1.50% of the first two million dollars and dropping .05% for specific asset size increases with a maximum annual rate of 1.25% of assets over ten million dollars. A copy of the Advisory Agreement is available upon request. The fee is calculated each day by multiplying the specified annual rate times the aggregate average daily closing value of the Fund's net assets during the previous thirty (30) days by a fraction, the numerator of which is one (1) and the denominator of which is three hundred sixty five (365) or three hundred sixty six (366) in leap years.

Page 10
Pursuant to the Advisory Agreement, the Fund pays a management fee which is higher than most investment companies. However, most, if not all, of such companies also pay much of their other fund expenses, while AmTrust Value Fund's expenses are limited to the management fee and the usual brokerage commissions associated with buying and selling securities. AmTrust Capital Resources, Inc. also acts as the Fund's transfer agent and the dividend paying agent. The Advisor provides all services to keep, prepare, or file such accounts, books, records, or other documents as the Fund may be required to keep under federal or state law, or to provide any similar services with respect to the daily administration of the Fund. The Advisor also issues checks to shareholders for redemptions,
dividends and capital gains distributions.   During the fiscal
year ended June 30, 1997, the Advisor was paid $11,401.51 for the services provided by it to the Fund.

SHAREHOLDER INQUIRIES
Shareholders can make inquiries about the Fund or their personal account by calling or writing the Fund at the address or one of the telephone numbers listed on the cover page.

DIVIDENDS & DISTRIBUTIONS
The Fund will make annual distributions of substantially all of its investment income and net realized capital gains. If dividends and capital gains distributions are not automatically reinvested in additional Fund shares, checks for cash dividends will be mailed to shareholders, usually within ten days after the record date of the distribution. Distributions are made on a per-share basis. The value of a share is reduced by the amount of any dividend or distribution paid.

If shares are purchased shortly before a distribution, the full price of the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain, depending on the type of taxpayer. However the cost basis of those shares will increase accordingly. All dividends and capital gains distributions are subject to taxes (except for shareholders exempt from income tax) whether such dividends and distributions are received in cash or reinvested in additional shares of the Fund, regardless of the length of time the shares have been held. Full information regarding dividends and capital gains distributions will be sent to shareholders for tax purposes by January 31 of each year. In addition to federal taxes, Fund distributions may also be subject to state taxes.

DISTRIBUTION OPTIONS
When opening a new account, you should elect on the new account application one of the following options as to how distributions will be paid by the Fund.
1) You may reinvest your income dividends and capital gains distributions in additional shares of the Fund. Unless you affirmatively elect another option, this option will be automatically elected for you.
2) You may receive your income dividends and capital gains distributions in cash.

Page 11
3) You may receive either your income dividends or capital gains distributions in cash and reinvest the other funds payable to you in additional shares of the Fund.

Distribution options can be changed anytime by writing or calling the Fund no later than 10 days before the date on which the next distribution will be paid.

TAXES
The Fund has elected to be taxed under Subchapter M of the Internal Revenue Code of 1986, which means that since the Fund distributes all of its income, it pays no income taxes. For federal income tax purposes, dividends paid by the Fund and distributions from net realized short-term capital gains, whether received in cash or reinvested in additional shares of the Fund, are taxable to the shareholders as ordinary income. Distributions paid by the Fund from net realized long-term capital gains, whether received in cash or in additional shares of the Fund, are taxable to the shareholders as long-term capital gains. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund.

This section is not intended to be a full disclosure of present or proposed federal income tax laws. There may be other federal, state or local tax considerations applicable to a particular investor. You are urged to consult your tax advisor.

HOW TO INVEST IN THE AMTRUST VALUE FUND
Complete and sign the New Account Application which is included with this Prospectus (a special application is required for IRAs and other retirement plans) and forward that application with your check to:

  AmTrust Value Fund
  PO Box 3467
  Victoria, TX 77903-3467

Make your check payable to AmTrust Investors, Inc. All purchases should be made in U.S. dollars and checks must be drawn on U.S. banks. Cash will not be accepted. The minimum initial investment is $250.00. Additional investments of as little as $50.00 may be made.

The Fund will mail to you, a quarterly statement of your account and a transaction confirmation statement every time there is any activity in your account. Each confirmation statement includes a detachable stub to be included when making additional investments.

NET ASSET VALUE ("NAV")
The net asset value of the Fund shares is determined at the close of the regular trading session of the New York Stock Exchange (normally 4:00 pm Eastern time) each day that the Exchange is open. The NAV per share is determined by dividing the total value of the securities and other assets, less liabilities, of the Fund, by the total number of shares of the
Fund outstanding.   Securities are valued at market value (the
same closing price as listed daily in the Wall Street Journal) or, if market information is not readily available, the fair value of that security as determined in good faith by the Fund's Board of Directors.

Page 12
RETIREMENT PLANS
If you are eligible, you may set up your account under a tax-sheltered retirement plan. These plans let you save for retirement and shelter your investment income from current taxes. A contribution to these plans may be deductible from your taxable income, depending upon your personal tax situation. Distributions from these plans are generally subject to ordinary income tax, and may be subject to an additional 10% excise tax if withdrawn prior to age 59 1/2. However, you must start withdrawals no later than April 1 of the year after you reach age 70 1/2. The Fund can be used for the following retirement plans:

Individual Retirement Accounts (IRA)             Keogh (HR - 10)
Simplified Employee Pension Plan (SEP)           Section 403(b)(7) Plan
Profit Sharing or Money Purchase Pension Plans

You should consult your tax advisor if you are interested in making an investment in shares of the Fund through any of these plans. These plans require the completion of a separate application. Please call 1-800-532-1146 or (512) 578-7778 for additional information about such an application.

HOW TO BUY SHARES
BY MAIL:
Once your Fund account has been established, you may purchase additional shares ($50 minimum) at any time by sending a check or money order payable to AmTrust Investors, Inc. Please note your fund account number on the check and include the remittance stub (or a copy thereof) from one of your confirmation statements you received in connection with a previous transaction.

PRE-AUTHORIZED PURCHASES:
Shareholder Options allows you to authorize the Fund to debit your bank account ($50 minimum) for the purchase of Fund shares on or about the 5th or 20th of each month. To establish pre-authorized purchases, complete the applicable Shareholder Options portion of the enclosed application and include a voided, unsigned check from the bank account to be debited.

BY TELEPHONE:
If you wish to make purchases of Fund shares by telephone, you must complete the Shareholder Options portion of the application applicable to telephone purchases. To receive a specific day's share price, your call must be received before that day's close of the New York Stock Exchange (See "NAV" above).

Page 13
PAYING FOR SHARES
Your purchase will be processed at the NAV per share as determined at the close of the New York Stock Exchange next occurring after your order is received and accepted. The Fund does not impose a sales or redemption charge on transactions in shares of the Fund. Payment for telephone purchases will be paid by a debit to the bank or savings account listed in the Shareholder Options section of the account registration. If your check or debit does not clear, the Fund will cancel your purchase and you will be liable for any losses or fees incurred by the Fund in connection with the attempted purchase.

TAX IDENTIFICATION NUMBER
On the New Account Application or other appropriate form, you must furnish the Fund with your tax identification number and state whether or not you are subject to backup withholding, certified under penalties of perjury as prescribed by the Internal Revenue Code and Regulations. Redemptions, as well as dividends and capital gains distributions, in an account without a proper taxpayer identification number will be subject to a 31% federal backup withholding. In addition to the 31% backup withholding, redemption proceeds on established accounts will be reduced by $50 to reimburse the Fund for the penalty that the IRS will impose on the Fund for failure to report your tax identification number on information reports.

REDEMPTIONS OR REPURCHASE
HOW TO REDEEM SHARES
You may redeem all or part of your shares on any business day. The shares will be redeemed for a price equal to the next NAV calculated after the Fund has received your redemption request in good order and meeting all of the requirements of this Prospectus. Payments will be made within seven days of receipt of a valid redemption request. If certificates for the shares being redeemed have been issued, they must be submitted with your redemption request in order for the request to be considered valid. If your payment for the shares being redeemed has been made by check or automatic monthly investment, payment for the redemption will be made immediately after your check clears.

IN WRITING:
To request a redemption in writing, send or fax a letter of instruction to:

   AmTrust Value Fund
   Attn: Redemption Dept.
   PO Box 3467
   Victoria, Texas 77903-3467
   Fax Number 512-575-5097

Page 14
The letter should specify the number of shares or dollar amount being redeemed, the account number, the name(s) on the account, your name and your daytime telephone number. The following requirements also apply to certain types of accounts:

1)Individual, Joint Accounts: Letter of instruction signed by each person included in the registration, exactly as the name(s) are shown on the account.
2)Custodian: Letter of instruction signed by the custodian exactly as shown in the registration and indicating his/her capacity as custodian.
3)Corporation: Letter of instruction signed by the person(s) authorized to act on the account and a currently certified copy of the corporate resolution.
4)Trust: Letter of instruction signed by the trustee(s). If the name of the trustee(s) does not appear in the registration of the account, a certificate of incumbency dated within 60 days must also be submitted.
5)IRA,SEP,KEOGH: Letter of instruction signed by the account owner exactly as registered. If you do not want Federal Income Tax withheld from your redemption, your letter must so state that you elect not to have such withholding apply.
6)Other Pension Plans: Please call the Fund for further instructions.

Redemptions of IRA, SEP, and Keogh plans, if made directly to the account owner may be subject to 31% back-up withholding.
Redemptions payable directly to a trustee or custodian will not be subject to the 31% back-up withholding.

All of the above requests must include a signature guarantee unless the exclusion of such requirement was chosen in the account registration. The Fund reserves the right to require a signature guarantee under any circumstances. All redemptions in excess of $30,000 will require a signature guarantee.

BY TELEPHONE:
Redemptions may be made by telephone if this option has been pre-established by completing the appropriate shareholder's options section of the account application. To receive a specific day's NAV, your call must be received before the close of the New York Stock Exchange on that day. Payment for telephone redemptions will be made within seven days of the request, subject only to whether the shares being redeemed have been fully paid. There is a $30,000 maximum on telephone redemptions. If you would like to establish this option on an existing account, please call for additional information and
the proper form.   If telephone redemption and/or waiver of
signature guarantee is established by the shareholder, the shareholder agrees that AmTrust Investors and their officers or employees may be liable for fraudulent instructions received, ONLY if the Fund, the officers or employees do not follow certain procedures required to verify the genuineness of any signature or oral instructions to redeem, or the authority or competence of the person(s) giving such instructions. These procedures include but are not limited to, requiring the person(s) making the request to know certain basic information about the account, such as the account number, federal tax identification number, and the name and address on the account as registered.

Page 15
BY THE FUND:
Your account may be terminated by the Fund if you engage in illegal or other conduct the Board of Directors deems to be detrimental to the Fund. Conduct deemed to be detrimental might include (1) a purchase or possible redemption by a shareholder that could make the Fund vulnerable to that shareholder's individual influence, specifically in an instance in which a shareholder who owns or will own a large percentage of the Fund's outstanding shares desires to redeem his or her shares, and the redemption of such shares would cause an adverse effect on the Fund's shareholders and its net assets, or (2) conviction of a shareholder for the violation of any State or Federal securities law.

DELAY OF REDEMPTION PROCEEDS:
The Fund may hold payments on redemptions until the investment being redeemed has been paid. Unless purchased with a cashiers check, shares will be considered paid when the check for the purchase has cleared.

FURTHER INFORMATION ABOUT THE FUND
The Fund is incorporated under the laws of the State of Texas
as of January 25, 1993.    The Fund has a fiscal year that ends
on June 30 of each year. The Fund will hold an annual shareholders' meeting within six (6) months following the close of each fiscal year.

All inquiries may be made by mail to the Fund's corporate office, or by telephone to 1-800-532-1146, (For local Victoria area callers: 512-578-7778).

The Fund is an open-end diversified management company under the Investment Company Act of 1940. The Fund began operations
on August 19, 1993.   Due to the short operating history of the
Fund, investors will not have the ability therefore to analyze and evaluate the expertise of the Fund or the Advisor.
The authorized capital stock of the Fund consists of 10,000,000 shares with a par value per share of $0.001. Each share is entitled to one vote on all questions and matters that come before the shareholders of the Fund. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares will not be able to elect any person or persons to the board of directors. The shareholders are not entitled to pre-emptive or other rights, or to any liquidation preference or other preferences.

END OF PART A
Page 1
                                Part B

                         AmTrust Investors, Inc.

                  Statement of Additional information


This Statement of Additional information is not a prospectus, but should be read in conjunction with the Fund's current Prospectus, dated October 31, 1997. A copy of the Prospectus can be obtained free of charge by writing AmTrust Investors, Inc. PO Box 3467, Victoria, TX 77903-3467 or by calling (800) 532-1146 or (512) 578-7778.

The Statement of Additional Information is dated October 31, 1997.


                       Table of Contents

  Cover Page .........................................   1
  Investment Objectives & Policies....................   2
  Management of the Fund..............................   4
  Control Persons & Holders of the Fund...............   5
  Custodian, Accountant, Transfer Agent...............   6
  Brokerage Allocation & Other Practices..............   6
  Calculation and Performance Data....................   7
  Financial Statements................................   8


Page 2
INVESTMENT OBJECTIVE & POLICIES

The Fund has numerous investment policies to which it will adhere in attempting to achieve its investment objective. The following policies supplement the Fund's investment objective and policies as described in the Prospectus. None of the policies as listed under "Investment Objectives & Policies" may be changed without shareholder approval.

SENIOR SECURITIES - The Fund will not issue any senior securities, i.e. securities that give their holders preferential rights over those of the holders of the common stock of the Fund.

SHORT SALES, PURCHASES ON MARGIN, OPTIONS - The Fund will not participate in short sales or purchase securities on margin. The Fund may purchase put and call options. An option is the right either to buy or to sell a specified amount or value of a particular underlying interest at a fixed exercise price by exercising the option before its specified expiration date. An option which gives a right to buy a particular security is a call option, and an option which gives a right to sell a particular security is a put option. Calls and puts are distinct types of options, and the buying or selling of one type generally does not involve the other. Their are risks involved in the use of options of which a potential investor should be aware. There are additional risks of investing in options not described in the prospectus. An option holder who neither sells the option in the secondary market nor exercises it prior to its expiration will lose his entire investment in the option. Options are considered "in the money" if (a) for a call option, the exercise price is lower than the price of the underlying security, and (b) for a put option, the exercise
price is higher than the underlying security.   To be
profitable, the option must also be more "in the money" than the original cost of the option. The more an option is "out of the money" and the shorter the remaining time to expiration, the greater the risk that an option holder will lose all or part of his investment in the option. This doesn't mean that an option must be "in the money" before it can be a profitable investment. It may be possible for the holder of an option to realize a profit by selling an option prior to its expiration for more than its original cost, even though the option never becomes "in the money". The transaction costs incurred in investing in options are often greater than are the transaction costs associated with buying the underlying interest or security directly. Thus profitability is more greatly impacted due to the higher transaction costs. Potential investors in the Fund should be aware that options are versatile instruments that can be used in a wide variety of investment strategies. The Advisor is aware of the risks of investments in options and uses due diligence in determining when such an investment is appropriate for the Fund.

BORROWING MONEY - The Fund may borrow on a short-term basis for temporary, extraordinary or emergency purposes. If the Fund borrows money, it may grant a security interest in portfolio securities to secure the repayment of the money borrowed. The maximum borrowing is limited to five percent (5%) of the Fund's net asset value.

Page 3
PURCHASE/SALE OF REAL ESTATE OR REAL ESTATE MORTGAGE LOANS -
The Fund may not acquire an interest in real estate, real estate loans, nor real estate limited partnerships.

COMMODITIES - The Fund will not acquire an interest in commodities or commodity contracts, or in oil, gas or mineral leases.

LOANING CASH OR OTHER SECURITIES - The Fund may not purchase non-publicly offered debt securities. The Fund may not make loans of any kind.

OTHER - The Fund may not invest more than 15% of the Fund's net assets in illiquid or restricted securities. The Fund will not invest in warrants.

Fundamental Concentration Policy - The Fund will not invest more than 25% of the market value of its total assets in securities issued by companies engaged in the same industry
(except U.S. Government securities).

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund is allowed to invest in closed-end investment companies. A closed-end investment company is a mutual fund that issues a fixed number of shares and is traded on a national securities exchange. Investors should be aware that the Fund, which has its own operating expenses (see prospectus), may invest in other funds, which also have operating expenses that may be passed through to the other fund's shareholders. Shareholders of the Fund should realize that they would indirectly be incurring some duplicate expenses. The aggregate investment in other investment companies may not be more than 10% of the Fund's net assets. The Fund may not acquire more than 3% of the outstanding stock of an investment company and may not invest more than 5% of the Funds net assets into any single investment company.
Currently, the Fund does not intend to implement the purchase of "closed-end funds" as a primary means of achieving the objectives of the Fund.

MANAGEMENT OF THE FUND AND ITS COMPENSATION
The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors, who are elected annually by the shareholders, set broad policies for the Fund and choose its officers. A list of the Directors and Officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

                     Position(s)   Position(s)   Princ Occup(s)
                     held with     held with     during last
Name & Address       the Fund      the Advisor     5 years
-------------------- ------------- ------------- --------------
*(1) Jimmy Baker(a)  Director      Director      CPA
                     President     President
     205 Roanoke,Victoria,TX       Fund Mgr
*(2) Mickey Pachta   Director      None          Lawyer
     210 Brocton,Victoria, TX
 (3) Paul Erdelt     Director      None          Art Director
     Star Rt, Garcitas #20,Victoria, TX          Commerc'l Advt
*(4) Jesse Baker     Director      None          Accountant
                     Secretary                   (Retired)
     101 Westchester,Victoria, TX
 (5) Paul Teinert    Director      None          CPA
     209 Fenway,Victoria, TX                     Self Employed

* Is also a director or shareholder of the Advisor and is an "interested" person.
(a) Jimmy Baker is the son of Jesse Baker

AmTrust Capital Resources, Inc.(the "Advisor") acts as the investment advisor to the Fund. Mr. Jimmy Baker is President and Director of the Advisor and owns 50% of the Advisor's capital stock. No other shareholder of the Advisor owns more than 10% of the outstanding shares of the Advisor.

Page 4
The Advisory Agreement sets forth the services to be provided by the Advisor to the Fund. Pursuant to the Advisory Agreement, the Advisor renders its advisory services, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services for the Fund, provides shareholder and information services, permits any of its officers or employees to serve without compensation as directors or officers of the Fund if elected to such positions and assume the obligations described in the prospectus for the compensation described below. The Advisor acts as an independent contractor, and unless otherwise expressly authorized to do so, does not have authority to act for or represent the Fund in any way or otherwise act as agent of the Fund. The Advisor maintains the Fund's records and calculates performance data for the Fund.

The only compensation paid by the Fund to any person is the management advisory fee paid to the Advisor. Such fee is calculated each day by multiplying the annual rate, one and one-half percent (1.50%) as of the date of the prospectus and this Statement of Additional Information, of the aggregate average daily closing value of the Fund's net assets during the previous thirty (30) days by a fraction, the numerator of which is one (1) and the denominator of which is three hundred sixty five (365) or three hundred sixty six (366) in leap years. No advisory fee was paid until thirty (30) days after issue of the first shares of the Fund, which occurred on August 12, 1993. The total advisory fee accrued and paid during the fiscal year
ended June 30, 1996 was $8,771.78   The total advisory fee
accrued and paid during the fiscal year ended June 30, 1997 was
$11,401.51

The Fund markets its shares on a no-load basis. The Advisor pays the expenses of the Fund related to the marketing of the Fund's shares. No compensation will be paid to any underwriters, dealers, or sales personnel, including any persons who are interested persons of the Fund, in regard to distribution expenses.

The Fund and its Advisor adheres to a Code of Ethics established pursuant to Rule 17j-1 (the "Rule") under the Investment Company Act of 1940 (the "Act"). The Rule makes it unlawful for the enumerated persons to engage in fraudulent, deceitful, or manipulative practices in connection with the purchase or sale of a security held or to be acquired by the investment company. The Rule requires every fund and its advisor to adopt a written code of ethics with provisions reasonably designed to prevent the enumerated persons from engaging in fraudulent activities prescribed in the Act and to use reasonable diligence, including instituting procedures to
prevent violations of the code.   Although the Code of Ethics
required by the Securities and Exchange Commission is for the purpose of preventing illegal acts, the Board also wishes to prevent any type of transaction that would appear to be motivated by information received that would not normally be available to the general public. The Code of Ethics requires procedures and guidelines substantially similar to those recommended by the mutual fund industry and approved by the U.S. Securities and Exchange Commission. The integrity and honesty of personnel are to be closely scrutinized. The Board expects the Fund's investment objective to be achieved by honest means, without exception, and for all personnel to invest their personal assets in the same way.

Page 5
CONTROL PERSONS & PRINCIPAL HOLDERS OF THE FUND'S SHARES
As of June 30, 1997, no shareholder held more than 5% of the Fund's common stock.

As of June 30, 1996, the officers and directors of the Fund and the Advisor owned a total of 3,293.026 shares of the Fund (4.23% of the total outstanding shares of the Fund). As of June 30, 1997, they owned a total of 3,656.089 shares (4.61% of the total outstanding shares of the Fund).

CUSTODIAN, ACCOUNTANT, TRANSFER AGENT OF THE FUND
CUSTODIAN -The Fund has chosen to comply with Rule 17f-1 under the Investment Company Act of 1940 (the "Act"), which specifies certain requirements when the Fund uses a broker-dealer as the custodian of its securities. The Fund also complies with Rule
17f-4 of the Act, concerning certain requirements when the custodian deposits securities in a system for the certain handling of securities without physical delivery, such as the Depository Trust Company. The Fund's independent accountant verifies the securities by examination at the end of each annual and semi-annual fiscal period and at one other time during the year chosen by the accountant. The accountant makes the necessary filing, in compliance with Rule 17f-1, after each examination.

ACCOUNTANT - The independent public accountant for the Fund is
Michael S. Klingle, CPA,    119 Amhurst St - Victoria, Tx.
Mr. Klingle has provided auditing services for the Fund since it inception on August 19, 1993.

TRANDFER AGENT AND DIVIDEND PAYING AGENT:
The Advisor provides services as transfer agent and dividend paying agent.

Page 6
BROKERAGE ALLOCATION & OTHER PRACTICES
The Investment Advisory Agreement (the "Agreement") authorizes the Advisor to select the brokers that will execute the purchases and sales of the Fund's portfolio securities and directs the Advisor to use its best efforts to obtain the best available price and most favorable execution as to all transactions for the Fund. The Advisor has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

In placing portfolio transactions, the Advisor will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonable determined that more than on broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Fund. The Fund may at times pay higher commissions in recognition of brokerage services the Advisor feels is necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. The Advisor will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers who receive such higher commissions in recognition of brokerage services related to the execution of securities transactions are also providers of research information to the Fund and/or the Advisor.

Transactions in portfolio securities will be executed through trades executed by or through various brokers unrelated to the Fund or the Advisor. From its inception to date, the Fund has not paid any commissions to anyone affiliated with the Fund or its Advisor.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage business on the basis of sales of its shares which may be through such firms. During the fiscal years ended June 30, 1996 and June 30, 1997, the Fund paid $21,682.88 and
$8,269.69 in brokerage commissions, respectively.

The Fund and the Advisor do not have any agreement or understandings to direct transactions because of research services provided by any broker.

Page 7
CALCULTAION & PERFORMANCE DATA

All data is calculated through the period ended June 30, 1997

                          Since Inception(1)    1 Year
Total Return                   6.47%           ( 9.29%)
Annualized Return              1.63%           ( 9.29%)
(1) The Fund began operations on August 19, 1993.

The Fund's total return is calculated for the period ended June 30, 1997 by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund during such period is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process are valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value. The Fund imposes no sales or other charges which would impact the total return computation.

The Fund's total return shows its overall dollar or percentage change in value, including changes in share price and assuming the Fund's dividends and capital gains distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

Fund performance figures are based upon historical results and are not intended to indicate future performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost.

From time to time in advertisement or sales material, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., or by publications or general interest such as Forbes or Money. In addition, the Fund may compare its performance to that of other selected mutual funds or recognized stock market indicators including the Standard & Poor's 500 Stock Index and the Russell 2000 Index. It should be noted that such performance ratings or comparisons may be made with funds which may have different investment restrictions, objectives, policies or techniques than the Fund and that such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.

Page 8
FINANCIAL STATEMENTS

The Fund's Financial Statements for the year ended June 30, 1997, including financial highlights for each of the two fiscal years ended June 30, 1996 and June 30, 1997, appearing in the AmTrust Value Fund 1997 Annual Report to Shareholders, and the report thereon of Michael S. Klingle CPA, the independent accountant for the Fund, also appearing therein, are incorporated by reference in this Statement of Additional Information. The Fund's 1997 Annual Report to Shareholders is enclosed with this Statement of Additional Information.


                          PART C - OTHER INFORMATION


Item 24: Financial Statements & Exhibits

a)  Financial Statements - See Exhibit 13

b)  Exhibits:
 1) Corporate Charter & Articles of Incorporation as amended -
    Exhibit 1
 2) Bylaws  -  Exhibit 2
 3) Specimen of security issued by AmTrust Investors, Inc.  -
    Exhibit 3
 4) Investment Advisory Contract  -  Exhibit 4
 5) Opinions & consent of counsel  -  Exhibit 5
 6) Consent of Certified Public Accountant & Outside Directors
    Exhibit 6
 7) Letters of assurances of initial capital  -  Exhibit 7
 8) Voting Trust agreement - N/A
 9) Underwriting contract - N/A
10) Director & officer benefit contracts of the Fund - N/A
11) Custodian contracts - Exhibit 11
12) Other Material contracts - N/A
13) Other financial statements omitted from (a) - Exhibit 13
14) Model plan for retirement - N/A
15) Rule 12b-1 Plan - N/A
16) Performance Calculations - N/A
17) Code of Ethics - Exhibit 14


Item 25: Persons Controlled by or Under Common Control with the
         Fund

         No persons directly or indirectly are controlled by or are under common control with the Fund.


Item 26: Number of Holders of Securities

                                     Number of
            Title of Class         Record Holders
  Common Stock, $.001 par value        135


Item 27: Indemnification

The Fund has indemnification agreements with its officers, directors and as indicated in the Investment Advisor Contract, with the Advisor whereby the Fund will indemnify those persons against liability to the Fund and/or it's shareholders under certain circumstances. Indemnification is not allowed in cases arising out of willful misfeasance, bad faith, gross negligence or reckless regard of duties. Further, the agreements set out certain procedures which set forth methods to determine whether redemption shall be made, indicating a fixed decision on the merits by a court or other body that such person was not guilty of the above disabling conduct; and/or a vote of the majority of a quorum of directors who are not interested persons nor parties to the preceding.


Item 28: Business and Other Connections of Investment Advisor

Mr. Jimmy Baker is President and the director of the Advisor. At the present time, he holds all offices of the Advisor. As of June 30, 1997, Mr. Baker has received no compensation for his services to the Advisor. Mr. Baker is a Certified Public Accountant and has been in public practice as such since 1984. He is currently the President of his incorporated accounting practice. Mr. Baker and his accounting staff provide accounting services on a daily basis to the Advisor without compensation. His business address is 109-A Teakwood, Victoria, Texas 77901.

Item 29: Principal Underwriters
         Not applicable

Item 30: Location of Accounts & Records

         The accounts and records of the Fund are kept and maintained by the Advisor at 109-A Teakwood, Victoria, TX 77901.


Item 31: Management Services
         Not Applicable

Item 32: Undertakings

The Fund undertakes, if requested to do so by at least 10% of the Fund's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section
16(c) of the Act.

The Fund undertakes to furnish, without charge, the Fund's latest Annual Report with each delivery of the Fund's current prospectus.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness of this Post-Effective Amendment No. 5 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Victoria, and State of Texas on the 28th day of October, 1997.

                                        AmTrust Investors, Inc.
                                        Registrant

                                        By:S/ Jimmy Baker
                                        Jimmy Baker, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration
Statement has been signed below by the following persons in the capacities and on the date indicated.

S/ Jimmy Baker     Director                    October 28, 1997
Jimmy Baker        President

S/ Paul Erdelt     Director                    October 28, 1997
Paul Erdelt

S/ Jesse Baker     Director                    October 28, 1997
Jesse Baker        Secretary

S/ Mickey Pachta   Director                    October 28, 1997
Mickey Pachta

S/ Paul Teinert    Director                    October 28, 1997
Paul Teinert


Securities Act Registration No.  33-63124
Investment Company Registration No.  811-7730

                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM  N-1A

                   REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933  X

                   Pre -Effective Amendment No.  _   _
                   Post-Effective Amendment No.  5   X

                                 and/or

                   REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940   X

                          Amendment No.  5  X
                    (Check appropriate box or boxes.)


                         AmTrust Investors, Inc.
             (Exact Name of Registrant as Specified in Charter)

                   PO Box 3467,  Victoria, TX 77903-3467
                   (800)-532-1146        (512) 578-7778


             Jimmy Baker,  PO Box 3701,  Victoria, TX 77903
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
__ Immediately upon filing pursuant     X  on 10/31/97 pursuant
   to paragraph (b)                        to paragraph (b)

__ 60 days after filing pursuant to     __ on (date) pursuant
   to paragraph (a)(1)                     paragraph (a)(1)

__ 75 days after filing pursuant to     __ on (date) pursuant
   to paragraph (a)(2)                     paragraph (a)(2)
                                           of Rule 485

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.